Financial structure and financial costs - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial structure, financial costs and financial instruments
Committed credit facilities granted by international banks	$ 12,961
Unutilized credit facilities	12,406
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(47,194)
Non-current financial assets	333
Non-current financial debt (notional value excluding interests)	(46,861)	$ (39,449)	$ (40,661)
Current borrowings	(14,819)	(13,306)	(11,096)
Other current financial liabilities	(487)	(478)	(245)
Current financial assets	3,992	3,654	3,393
Assets and liabilities available for sale or exchange	(301)	15
Cash and cash equivalents	27,352	27,907	33,185	$ 24,597
Net amount before financial expense	(31,124)	(21,657)	(15,424)
Financial expense on non-current financial debt	(5,472)	(3,968)	(4,312)
Interest differential on swaps	(2,497)	(2,677)	(1,797)
Net amount	(39,093)	(28,302)	(21,533)
Financial assets and liabilities related to operating activities
Accounts payable	(28,394)	(26,134)	(26,479)
Other operating liabilities	(16,262)	(13,286)	(10,135)
Accounts receivable, net	18,488	17,270	14,893
Other operating receivables	11,506	9,733	9,336
Total	(14,662)	(12,417)	(12,385)
Not later than one year
Maturity of financial assets and liabilities
Current borrowings	(14,819)	(13,306)	(11,096)
Other current financial liabilities	(487)	(478)	(245)
Current financial assets	3,992	3,654	3,393
Assets and liabilities available for sale or exchange	(301)	15
Cash and cash equivalents	27,352	27,907	33,185
Net amount before financial expense	15,737	17,792	25,237
Financial expense on non-current financial debt	(807)	(718)	(805)
Interest differential on swaps	(350)	(484)	(193)
Net amount	14,580	16,590	24,239
Year 2
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,683)
Non-current financial assets	68
Non-current financial debt (notional value excluding interests)	(5,615)	(5,432)	(5,930)
Net amount before financial expense	(5,615)	(5,432)	(5,930)
Financial expense on non-current financial debt	(724)	(682)	(779)
Interest differential on swaps	(325)	(412)	(223)
Net amount	(6,664)	(6,526)	(6,932)
Year 3
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(6,102)
Non-current financial assets	24
Non-current financial debt (notional value excluding interests)	(6,078)	(3,966)	(5,117)
Net amount before financial expense	(6,078)	(3,966)	(5,117)
Financial expense on non-current financial debt	(650)	(598)	(636)
Interest differential on swaps	(297)	(369)	(257)
Net amount	(7,025)	(4,933)	(6,010)
Year 4
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,172)
Non-current financial assets	9
Non-current financial debt (notional value excluding interests)	(5,163)	(5,158)	(3,795)
Net amount before financial expense	(5,163)	(5,158)	(3,795)
Financial expense on non-current financial debt	(594)	(506)	(545)
Interest differential on swaps	(255)	(309)	(245)
Net amount	(6,012)	(5,973)	(4,585)
Year 5
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,802)
Non-current financial assets	4
Non-current financial debt (notional value excluding interests)	(5,798)	(4,983)	(4,959)
Net amount before financial expense	(5,798)	(4,983)	(4,959)
Financial expense on non-current financial debt	(482)	(427)	(454)
Interest differential on swaps	(224)	(234)	(198)
Net amount	(6,504)	(5,644)	(5,611)
More than 5 years
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(24,435)
Non-current financial assets	228
Non-current financial debt (notional value excluding interests)	(24,207)	(19,910)	(20,860)
Net amount before financial expense	(24,207)	(19,910)	(20,860)
Financial expense on non-current financial debt	(2,215)	(1,037)	(1,093)
Interest differential on swaps	(1,046)	(869)	(681)
Net amount	(27,468)	(21,816)	(22,634)
Financial instruments related to commodity contracts
Financial assets and liabilities related to operating activities
Other operating liabilities	(5,333)	(3,429)	(1,794)
Other operating receivables	4,791	$ 2,731	$ 1,987
TOTAL S.A.
Financial structure, financial costs and financial instruments
Committed credit facilities granted by international banks	11,585
Unutilized credit facilities	$ 11,585